LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	Year Ended December 31
	2024	2023		2022

Net loss for the year attributable to A2Z’s shareholders	$16,996	$16,061		$16,557
Weighted average number of ordinary shares	21,369,527	13,899,212		11,072,711
Basic and diluted loss per share	$0.80	$1.15	(*)	$1.50	(*)

(*)	An adjustment to reflect an immaterial incorrect classification.